SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 7: -     SHARE- BASED COMPENSATION

i.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2025	2024
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$204	$188
Share-based compensation - Attributable to non-controlling interests (*)	332	811

	$536	$999

(*) Share-based compensation expenses related to discontinued operations in the total amount of $64 and $382 for the six months period ended June 30, 2025 and 2024, respectively, are included in the Loss from discontinued operations, net in the interim consolidated statements of profit or loss.

Evogene maintains two share option and equity incentive plans: the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares which generally expire 10 years from the grant date.

ii.	Evogene share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2025 and 2024, the board of directors of Evogene approved to grant to its employees, directors and consultants an aggregate of 213,500 and 13,300 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $174 and $41, respectively.

iii.	Evogene share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and changes to the number of outstanding options held by employees, consultants and directors of Evogene under the applicable plans, as of June 30, 2025 and June 30, 2024 and over the course of the periods then ended:

	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	594,088	18.72	397,452	28.8
Granted	213,500	1.7	13,300	7.0
Exercised	-	-	-	-
Forfeited/Expired	(71,986)	45.9	(2,938)	121.1

Outstanding on June 30,	735,602	12.3	407,814	26.5

Exercisable at June 30,	323,683	24.7	314,648	30.7

The fair value of Company share options granted to employees, directors and consultants for the six months ended June 30, 2025 and 2024 was estimated using the binomial model with the following assumptions:

	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	55	54
Risk-free interest rate (%)	4.46	4.21-4.24
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

iv.	Evogene RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During the six months ended June 30, 2024, the board of directors of the Company approved to grant to the Company’s employees an aggregate of 1,300 RSUs. The fair value of the RSUs granted during the six months ended June 30, 2024, was approximately $13, determined at their grant date according to Evogene’s share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period. No RSUs were granted during the six months ended June 30, 2025.

The following table summarizes the number of RSUs, the weighted average grant date fair value and the changes to the number of outstanding RSUs held by employees, consultants and directors of Evogene under the 2021 Plan as of June 30, 2025 and June 30, 2024 and during the periods then ended:

	2025		2024
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	19,806	11.87	41,420	12.4
Granted	-	-	1,300	9.7
Vested	(4,991)	15.7	(7,127)	14.8
Forfeited/Expired	(2,135)	12.0	(112)	7.5

Outstanding on June 30,	12,680	10.4	35,481	11.8

v.
Evogene’s subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2025 and 2024, Evogene’s subsidiaries approved to grant their employees, directors and consultants 16,500 and 138,500 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $46 and $974, respectively.

The following table summarizes the number of share options, the weighted average exercise price, and the changes to the number of outstanding options held by employees, consultants and directors of Evogene’s subsidiaries under the subsidiary option plans as of June 30, 2025 and June 30, 2024 and during the periods then ended:

	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,718,194	2.06	2,531,134	1.63
Granted	16,500	1.00	138,500	1.46
Exercised	-	-	(5,000)	0.19
Forfeited/Expired	(63,103)	2.65	(748,576)	0.21

Outstanding on June 30,	1,671,591	1.57	1,916,058	2.17

Exercisable at June 30,	1,168,344	1.88	1,037,638	2.01

The fair value of Company's subsidiaries’ share options granted to employees, directors and consultants for the six months ended June 30, 2025 and 2024 was estimated using the binomial model with the following assumptions:

	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	76	79-83
Risk-free interest rate (%)	4.29	3.84-4.79
Suboptimal factor	2.0	1.8-2.0
Post-vesting forfeiture rate (%)	8-10	5-10

vi.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2025 (*)	2024 (*)
	Unaudited

Cost of revenues	$22	$15
Research and development, net	155	213
Sales and marketing	71	129
General and administrative	224	260

	$472	$617

(*) Compensation cost related to discontinued operations in the total amount of $64 and $382 for the six month periods ended June 30, 2025 and 2024, respectively, is included in the loss from discontinued operations, net in the consolidated interim statements for profit or loss.